Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2013
Entity Registrant Name	dei_EntityRegistrantName	EII REALTY SECURITIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001054556
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 21, 2014
Document Effective Date	dei_DocumentEffectiveDate	May 21, 2014
Prospectus Date	rr_ProspectusDate	Oct. 29, 2013